ACCOUNTS RECEIVABLE - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer
Revenue, Major Customer
Allowance for Doubtful Accounts Receivable, Current	$ 76,462	$ 15,477
Percentage of total revenues	99.00%	98.20%	97.10%
Customer Two
Revenue, Major Customer
Number of customers | customer	2	2
Percentage of total revenues	100.00%	20.00%
Customer receivables age	180 days
Customer Three
Revenue, Major Customer
Number of customers | customer	3
Percentage of total revenues	5.00%
Customer receivables age	365 days
Major Customers
Revenue, Major Customer
Number of customers | customer	3	3	3
Major Customers | Net revenue
Revenue, Major Customer
Number of customers | customer	3	3	3
Percentage of total revenues	67.00%	61.00%	58.00%
Major Customers | Net revenue | Ge Diao Ping Yuan
Revenue, Major Customer
Percentage of concentration risk	34.00%	16.00%
Major Customers | Net revenue | Taida Shang Qing Cheng
Revenue, Major Customer
Percentage of concentration risk	23.00%	29.00%
Major Customers | Net revenue | Ge Diao Song Jian
Revenue, Major Customer
Percentage of concentration risk			16.00%
Major Customers | Net revenue | Ge Diao Liu Yuan
Revenue, Major Customer
Percentage of concentration risk	10.00%
Major Customers | Net revenue | Taida He Yue Hai
Revenue, Major Customer
Percentage of concentration risk			31.00%
Major Customers | Net revenue | Wanke Xi Lu
Revenue, Major Customer
Percentage of concentration risk		16.00%	11.00%
Major Customers | Accounts receivable
Revenue, Major Customer
Number of customers | customer	3	3	3
Major Customers | Accounts receivable | Ge Diao Ping Yuan
Revenue, Major Customer
Accounts receivable	$ 737,476	$ 311,172
Major Customers | Accounts receivable | Taida Shang Qing Cheng
Revenue, Major Customer
Accounts receivable	1,116,552	1,851,254
Major Customers | Accounts receivable | Ge Diao Song Jian
Revenue, Major Customer
Accounts receivable			$ 185,216
Major Customers | Accounts receivable | Ge Diao Liu Yuan
Revenue, Major Customer
Accounts receivable	$ 10,643
Major Customers | Accounts receivable | Taida He Yue Hai
Revenue, Major Customer
Accounts receivable			192,679
Major Customers | Accounts receivable | Wanke Xi Lu
Revenue, Major Customer
Accounts receivable		$ 281,723	$ 377,276